Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended
	Mar. 31, 2013 Vessel	Sep. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Allowances for doubtful accounts
Interest capitalized
Vessel estimated useful life			30 years
Period between scheduled regulatory drydockings			5 years
Impairment charges	0	0			13,645
Number of vessels tested for potential impairment	2
Redeemable preferred shares dividend paid			3-month U.S. dollar LIBOR plus 2% on the original issue price
Tonnage tax included within operating expenses			169	146	124
Deferred tax liability recognized			$ 43	$ 27
United Kingdom [Member]
Significant Accounting Policies [Line Items]
Number of subsidiaries owned by the Company			1	1	1
Principal rate of corporate income tax			23.00%	24.00%	26.00%